Non-controlling interests	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Non-controlling interests

17. Non-controlling interests

Through the License Agreement, Quantum acquired 34.66% of Celly on July 31, 2023. As of March 31, 2025, the Company has a 20.11% (December 31, 2024 – 22.95%) ownership interest in Celly through common shares held in Celly. The non-controlling interest represents the common shares of Celly not attributable to the Company.

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2024	(1,040,306)
Net loss for the period	(163,158)
Balance, March 31, 2025	(1,203,464)